Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Feb. 05, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding letters of credit	$ 15,000	$ 15,000
Credit facilities	505,171	649,221
Trade and other payables	190,692	155,955
Current derivative financial liabilities	134,020	26,792
Credit facilities	505,171	649,221
Long-term notes	874,527	1,132,868
Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facilities	506,514	651,173
Letters of credit, available amount	$ 1,000,000	$ 1,000,000
8.75% Notes Due April 1, 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 500,000,000	$ 500,000,000
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.75%		8.75%	8.75%
5.625% notes due June 1, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 200,000,000	$ 200,000,000
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.625%		5.625%	5.625%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	$ 190,692
Current derivative financial liabilities	134,020
Credit facilities	506,514
Long-term notes	885,920
Interest on long-term notes	325,172
Lease obligations	8,014
Financial liabilities	2,050,332
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	190,692
Current derivative financial liabilities	134,020
Credit facilities	0
Long-term notes	0
Interest on long-term notes	69,608
Lease obligations	3,068
Financial liabilities	397,388
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Current derivative financial liabilities	0
Credit facilities	506,514
Long-term notes	253,120
Interest on long-term notes	130,868
Lease obligations	3,989
Financial liabilities	894,491
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Current derivative financial liabilities	0
Credit facilities	0
Long-term notes	0
Interest on long-term notes	110,740
Lease obligations	902
Financial liabilities	111,642
Beyond 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Current derivative financial liabilities	0
Credit facilities	0
Long-term notes	632,800
Interest on long-term notes	13,956
Lease obligations	55
Financial liabilities	$ 646,811